BPV FAMILY OF FUNDS

August 3, 2015

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund (collectively, the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on July 29, 2015.

If you have any questions concerning the foregoing, please call the undersigned at 865-243-8000.

Sincerely,
BPV Family of Funds

/s/ Michael R. West

Michael R. West
President

cc:	Jeffrey T. Skinner, Esq. Kilpatrick Townsend & Stockton LLP 1001 West Fourth Street Winston-Salem, North Carolina 27101